PROVISION FOR EMPLOYEE BENEFITS - movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in provisions
Balance at beginning	₺ 116,186	₺ 50,984
Current year charge	166,520	118,108
Paid during the year	(77,609)	(34,102)
Acquisition of subsidiary	215
Monetary gain/(loss)	(49,243)	(18,804)
Balance at ending	156,069	116,186
Personnel bonus
Movements in provisions
Balance at beginning	87,109	30,096
Current year charge	142,060	96,151
Paid during the year	(74,807)	(29,332)
Monetary gain/(loss)	(34,380)	(9,806)
Balance at ending	119,982	87,109
Unused vacation
Movements in provisions
Balance at beginning	29,077	20,888
Current year charge	24,460	21,957
Paid during the year	(2,802)	(4,770)
Acquisition of subsidiary	215
Monetary gain/(loss)	(14,863)	(8,998)
Balance at ending	₺ 36,087	₺ 29,077